Hedging Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of hedging financial instruments

	December 31, 2022	December 31, 2023
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets- current

Fair value hedges
Interest rate futures contracts	$2.3	$-

Financial liabilities- current

Fair value hedges
Interest rate futures contracts	$0.8	$43.8
Hedges of net investments in foreign operations
Bank loans	-	27,290.4

	$0.8	$27,334.2

Interest rate risk [member]
Statement [LineItems]
Summary of Information Related to Hedged Items
The following tables summarize the information relating to the hedges of interest rate risks.
December 31, 2022

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity

Interest rate futures contracts - US Treasury futures	US$ 74.3	March 2023

Hedged Items	Asset Carrying Amount NT$ (In Millions)	Accumulated Amount of Fair Value Hedge Adjustments NT$ (In Millions)

Financial assets at FVTOCI	$ 4,008.2	$ (1.5)
December 31, 2023

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity

Interest rate futures contracts - US Treasury futures	US$ 48.6	March 2024

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets at FVTOCI	$ 3,959.5	$ 43.8
The effect for the years ended December 31, 2021, 2022 and 2023 is detailed below:

Hedging Instruments/Hedged Items	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Hedging Instruments
Interest rate futures contracts - US Treasury futures	$148.8	$284.0	$20.5

Hedged Items
Financial assets at FVTOCI	(148.8)	(284.0)	(20.5)

	$-	$-	$-

Cash flow hedges [member]
Statement [LineItems]
Summary of Hedging Derivative Financial Instruments
The effect for the years ended December 31, 2021, 2022 and 2023 is detailed below:

Hedging Instruments/Hedged Items	Change in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Hedging Instruments
Forward exchange contracts (capital expenditures)	$(41.4)	$-	$39.9

Forward interest rate contracts (issuance of debts)	$132.5	$1,379.1	$-

Hedged Items
Forecast transaction (capital expenditures)	$41.4	$-	$(39.9)

Forecast transaction (issuance of debts)	$(132.5)	$(1,379.1)	$-

Hedges of net investments in foreign operations [member]
Statement [LineItems]
Summary of Hedging Derivative Financial Instruments
The effect for the years ended December 31, 2023 is detailed below:

Change in Value Used for Calculating Hedge Ineffectiveness
Hedging Instruments/Hedged Items	Year Ended December 31, 2023

Hedging Instruments
Bank loans	$618.2

Hedged Items
Net investments in foreign operations	$(618.2)

Summary of the information relating to the hedges of net investments in foreign operations
The following tables summarize the information relating to the hedges of net investments in foreign operations.
December 31, 2023

Hedging Instruments	Contract Amount (In Millions)	Annual Interest Rate	Maturity	Balance in Other Equity (Continuing Hedges)

Bank loans	JPY 124,500.0	0%	Due by April 2024	$618.2